INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangibles	$ 104,043	$ 104,043	$ 20,710
Expected amortization expense
2022	104,000
2023	104,000
2024	104,000
2025	104,000
2026	104,000
Thereafter	$ 288,000